Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.53%
Aerospace & Defense–1.74%
BWX Technologies, Inc.	335,149	$25,129,472
Moog, Inc., Class A	96,520	10,902,899
		36,032,371
Air Freight & Logistics–1.07%
GXO Logistics, Inc.(b)(c)	376,667	22,091,519
Alternative Carriers–0.69%
Iridium Communications, Inc.	312,994	14,238,097
Application Software–11.58%
Altair Engineering, Inc., Class A(b)(c)	454,969	28,462,861
BlackLine, Inc.(b)	241,701	13,407,154
CCC Intelligent Solutions Holdings, Inc.(b)(c)	1,815,351	24,234,936
Clearwater Analytics Holdings, Inc., Class A(b)(c)	724,850	14,018,599
Confluent, Inc., Class A(b)(c)	607,901	17,999,949
Descartes Systems Group, Inc. (The) (Canada)(b)	244,103	17,912,278
DoubleVerify Holdings, Inc.(b)	443,736	12,402,421
Guidewire Software, Inc.(b)(c)	290,160	26,114,400
Manhattan Associates, Inc.(b)	182,373	36,047,847
Procore Technologies, Inc.(b)	389,571	25,446,778
Workiva, Inc.(b)(c)	228,872	23,193,888
		239,241,111
Automotive Parts & Equipment–0.54%
Gentherm, Inc.(b)	203,749	11,055,421
Biotechnology–4.20%
Apellis Pharmaceuticals, Inc.(b)(c)	185,466	7,055,127
Ascendis Pharma A/S, ADR (Denmark)(b)	115,652	10,829,653
Cytokinetics, Inc.(b)(c)	225,718	6,649,652
Halozyme Therapeutics, Inc.(b)(c)	435,073	16,619,789
Karuna Therapeutics, Inc.(b)(c)	63,925	10,809,078
Natera, Inc.(b)(c)	567,268	25,101,609
Xenon Pharmaceuticals, Inc. (Canada)(b)	286,219	9,777,241
		86,842,149
Broadline Retail–0.55%
Global-e Online Ltd. (Israel)(b)	285,441	11,343,425
Building Products–2.40%
AAON, Inc.(c)	292,168	16,615,594
AZEK Co., Inc. (The)(b)	715,985	21,293,394
Simpson Manufacturing Co., Inc.	77,263	11,574,770
		49,483,758
Cargo Ground Transportation–1.28%
Saia, Inc.(b)	66,142	26,367,508
Casinos & Gaming–0.93%
International Game Technology PLC(c)	633,262	19,200,504
Construction & Engineering–3.34%
AECOM	269,109	22,346,811
Shares		Value
Construction & Engineering–(continued)
Construction Partners, Inc., Class A(b)	901,680	$32,965,421
Valmont Industries, Inc.	56,519	13,576,429
		68,888,661
Construction Machinery & Heavy Transportation Equipment– 1.65%
Federal Signal Corp.	253,548	15,144,422
Terex Corp.	328,665	18,937,677
		34,082,099
Construction Materials–0.79%
Eagle Materials, Inc.	97,482	16,232,703
Data Processing & Outsourced Services–0.93%
Verra Mobility Corp., Class A(b)	1,030,629	19,272,762
Education Services–1.77%
Bright Horizons Family Solutions, Inc.(b)(c)	194,361	15,832,647
Stride, Inc.(b)	462,492	20,826,015
		36,658,662
Electrical Components & Equipment–1.50%
nVent Electric PLC	355,419	18,833,653
Shoals Technologies Group, Inc., Class A(b)	661,915	12,079,949
		30,913,602
Electronic Components–0.73%
Littelfuse, Inc.	60,733	15,020,486
Electronic Equipment & Instruments–0.71%
Novanta, Inc.(b)(c)	101,964	14,625,716
Electronic Manufacturing Services–1.85%
Fabrinet (Thailand)(b)	52,893	8,813,032
Flex Ltd.(b)	1,086,002	29,300,334
		38,113,366
Environmental & Facilities Services–1.09%
Clean Harbors, Inc.(b)	135,083	22,607,491
Financial Exchanges & Data–2.06%
Morningstar, Inc.	83,640	19,591,833
TMX Group Ltd. (Canada)	1,067,805	22,948,079
		42,539,912
Food Distributors–0.97%
Performance Food Group Co.(b)	340,514	20,042,654
Food Retail–0.48%
Grocery Outlet Holding Corp.(b)	342,255	9,874,057
Footwear–1.16%
Crocs, Inc.(b)	146,840	12,955,693
On Holding AG, Class A (Switzerland)(b)(c)	392,385	10,916,151
		23,871,844
Gas Utilities–0.23%
New Jersey Resources Corp.	119,325	4,848,175

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–3.85%
Axonics, Inc.(b)(c)	254,974	$14,309,141
Glaukos Corp.(b)	322,496	24,267,824
iRhythm Technologies, Inc.(b)	121,454	11,448,254
Penumbra, Inc.(b)	75,339	18,225,257
TransMedics Group, Inc.(b)(c)	207,329	11,351,263
		79,601,739
Health Care Facilities–2.52%
Acadia Healthcare Co., Inc.(b)	307,868	21,646,199
Surgery Partners, Inc.(b)(c)	517,244	15,129,387
Tenet Healthcare Corp.(b)	230,547	15,190,742
		51,966,328
Health Care Services–1.06%
R1 RCM, Inc.(b)(c)	1,459,545	21,995,343
Health Care Supplies–0.79%
Lantheus Holdings, Inc.(b)	235,952	16,393,945
Homebuilding–1.39%
Cavco Industries, Inc.(b)	58,414	15,518,263
Installed Building Products, Inc.	105,441	13,168,527
		28,686,790
Homefurnishing Retail–0.77%
Wayfair, Inc., Class A(b)(c)	263,652	15,969,402
Hotels, Resorts & Cruise Lines–0.79%
Wyndham Hotels & Resorts, Inc.	234,096	16,279,036
Human Resource & Employment Services–1.48%
ASGN, Inc.(b)	203,626	16,632,172
Paycor HCM, Inc.(b)(c)	606,363	13,843,267
		30,475,439
Industrial Machinery & Supplies & Components–2.43%
Chart Industries, Inc.(b)(c)	87,439	14,787,684
Nordson Corp.	79,304	17,698,274
RBC Bearings, Inc.(b)(c)	75,666	17,715,680
		50,201,638
Industrial REITs–2.01%
EastGroup Properties, Inc.	158,334	26,367,361
Terreno Realty Corp.	265,929	15,104,767
		41,472,128
Insurance Brokers–0.97%
BRP Group, Inc., Class A(b)(c)	860,846	19,997,453
Internet Services & Infrastructure–0.48%
DigitalOcean Holdings, Inc.(b)(c)	414,853	9,968,918
Investment Banking & Brokerage–0.78%
LPL Financial Holdings, Inc.	67,822	16,117,898
IT Consulting & Other Services–0.90%
Globant S.A.(b)	94,316	18,660,421
Life Sciences Tools & Services–2.10%
10X Genomics, Inc., Class A(b)(c)	401,103	16,545,499
Repligen Corp.(b)(c)	168,195	26,744,687
		43,290,186
Shares		Value
Oil & Gas Equipment & Services–2.01%
ChampionX Corp.	735,347	$26,193,060
TechnipFMC PLC (United Kingdom)(c)	758,103	15,419,815
		41,612,875
Oil & Gas Exploration & Production–3.94%
Chord Energy Corp.	114,146	18,499,642
Matador Resources Co.	340,573	20,257,282
Permian Resources Corp.	1,782,438	24,882,835
Range Resources Corp.	549,423	17,806,799
		81,446,558
Other Specialty Retail–0.67%
Academy Sports & Outdoors, Inc.(c)	291,579	13,782,939
Packaged Foods & Meats–2.61%
Freshpet, Inc.(b)(c)	281,376	18,537,051
Post Holdings, Inc.(b)(c)	218,804	18,760,255
Simply Good Foods Co. (The)(b)(c)	483,873	16,703,296
		54,000,602
Personal Care Products–0.05%
Oddity Tech Ltd. (Israel)	35,400	1,003,590
Pharmaceuticals–2.03%
Intra-Cellular Therapies, Inc.(b)	255,885	13,329,050
Pacira BioSciences, Inc.(b)	189,074	5,800,790
Prestige Consumer Healthcare, Inc.(b)	299,609	17,134,639
Revance Therapeutics, Inc.(b)(c)	487,198	5,588,161
		41,852,640
Property & Casualty Insurance–2.08%
Kinsale Capital Group, Inc.	52,455	21,723,189
Selective Insurance Group, Inc.	205,458	21,197,102
		42,920,291
Research & Consulting Services–0.99%
KBR, Inc.	280,924	16,557,661
Parsons Corp.(b)	71,440	3,882,764
		20,440,425
Restaurants–3.00%
Shake Shack, Inc., Class A(b)	248,220	14,414,135
Texas Roadhouse, Inc.	158,989	15,278,843
Wingstop, Inc.	179,810	32,337,031
		62,030,009
Semiconductor Materials & Equipment–2.05%
Axcelis Technologies, Inc.(b)(c)	58,823	9,591,090
MKS Instruments, Inc.	191,021	16,530,957
Onto Innovation, Inc.(b)	127,759	16,291,828
		42,413,875
Semiconductors–4.00%
Allegro MicroSystems, Inc. (Japan)(b)(c)	333,822	10,662,275
Diodes, Inc.(b)	175,056	13,801,415
Lattice Semiconductor Corp.(b)	351,670	30,219,003
Power Integrations, Inc.(c)	204,996	15,643,245
Silicon Laboratories, Inc.(b)(c)	105,714	12,251,195
		82,577,133
Specialty Chemicals–0.98%
Element Solutions, Inc.	1,035,045	20,297,232
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Systems Software–1.67%
CyberArk Software Ltd.(b)	115,492	$18,914,125
Gitlab, Inc., Class A(b)	345,778	15,636,081
		34,550,206
Technology Distributors–0.75%
Arrow Electronics, Inc.(b)	124,244	15,560,319
Trading Companies & Distributors–2.11%
Applied Industrial Technologies, Inc.	46,941	7,257,548
SiteOne Landscape Supply, Inc.(b)(c)	124,767	20,393,166
WESCO International, Inc.	110,559	15,900,595
		43,551,309
Transaction & Payment Processing Services–1.78%
Flywire Corp.(b)(c)	725,727	23,143,434
Shift4 Payments, Inc., Class A(b)(c)	246,468	13,646,933
		36,790,367
Water Utilities–0.25%
American States Water Co.	64,930	5,108,692
Total Common Stocks & Other Equity Interests (Cost $1,821,589,652)		2,014,503,779
Money Market Funds–2.77%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	20,243,521	20,243,521
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	13,853,040	$13,855,810
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	23,135,452	23,135,452
Total Money Market Funds (Cost $57,233,451)		57,234,783
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $1,878,823,103)		2,071,738,562
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–19.28%
Invesco Private Government Fund, 5.30%(d)(e)(f)	111,521,731	111,521,731
Invesco Private Prime Fund, 5.51%(d)(e)(f)	286,770,163	286,770,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $398,301,941)		398,291,894
TOTAL INVESTMENTS IN SECURITIES–119.58% (Cost $2,277,125,044)		2,470,030,456
OTHER ASSETS LESS LIABILITIES—(19.58)%		(404,423,350)
NET ASSETS–100.00%		$2,065,607,106
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,145,133	$144,058,838	$(139,960,450)	$-	$-	$20,243,521	$492,110
Invesco Liquid Assets Portfolio, Institutional Class	10,564,083	102,899,171	(99,607,119)	(3,733)	3,408	13,855,810	332,785
Invesco Treasury Portfolio, Institutional Class	18,451,581	164,638,673	(159,954,802)	-	-	23,135,452	562,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	125,264,649	583,539,974	(597,282,892)	-	-	111,521,731	4,267,772*
Invesco Private Prime Fund	319,636,680	1,117,663,070	(1,150,457,574)	(64,188)	(7,825)	286,770,163	11,373,000*
Total	$490,062,126	$2,112,799,726	$(2,147,262,837)	$(67,921)	$(4,417)	$455,526,677	$17,027,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,014,503,779	$—	$—	$2,014,503,779
Money Market Funds	57,234,783	398,291,894	—	455,526,677
Total Investments	$2,071,738,562	$398,291,894	$—	$2,470,030,456
Invesco Small Cap Growth Fund